Trade Receivables, Other Receivables and Other Current Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Receivables Text Block Abstract
Aggregate carrying amount	$ 810,773	$ 480,095
Impairment loss	$ 100,572	$ 14,456